Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes consisted
	Year Ended December 31
	2021	2020	2019
	U.S. dollars in thousands
Domestic (Israel)	(56,609)	(43,449)	(22,588)
Foreign	(5,237)	(366)	25
Loss before income taxes	(61,846)	(43,815)	(22,563)

	Year Ended December 31
	2021	2020	2019
	U.S. dollars in thousands
Domestic (Israel)	(57)	-	-
Foreign	9	-	-

Income tax expenses	(48)	-	-

	December 31
	2021	2020	2019

	U.S. dollars in thousands
Current:
Domestic	-	—	—
Foreign	68	-	-

Total	68	-	-

Deferred:
Domestic	(57)	—	—
Foreign	(59)	—	—

Total	(116)	—	—

Provision for income taxes	(48)	-	-

Schedule of reconciliation our theoretical income tax expense to actual income tax expense
	December 31
	2021	2020	2019
	U.S. dollars in thousands
Loss before taxes on income	(61,846)	(43,815)	(22,563)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(14,225)	(10,077)	(5,189)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	(110)	-	-
Operating losses and other temporary differences for which valuation allowance was provided	6,174	7,235	701
Permanent differences	8,113	2,842	4,480
Actual tax benefit	(48)	-	-

Schedule of deferred tax assets and liabilities
	December 31
	2021	2020
	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	30,234	7,480
Research and development	4,010	1,213
Employee and payroll accrued expenses	304	96
Other	109	-
Total deferred tax assets	34,657	8,789
Less deferred tax liabilities	(21,775)	-
Deferred tax assets, net	12,882	8,789
Less valuation allowance for deferred tax assets	(12,882)	(8,789)

Deferred tax assets		—

Schedule of valuation allowance provided portion deferred
U.S. dollars in thousands
Valuation allowance, December 31, 2020	$8,789
Increase due to business combination	2,530
Increase	1,563
Valuation allowance, December 31, 2021	$12,882